COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2012
Future Minimum Lease Commitments under Non-Cancelable Operating Leases

The future minimum lease commitments under non-cancelable operating leases as of March 31, 2012 are as follows:

Years ending March 31,	(Yen in millions)
2013	¥4,931
2014	3,449
2015	2,197
2016	1,390
2017	975
2018 and thereafter	1,023

¥13,965